Financial Risk Factors and Risk Management - Credit Risk Exposure from Trade Receivables and Contract Assets (Details) - Trade receivables and contract assets - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Aging of Trade Receivables
Allowance account for credit losses of financial assets	€ (203)	€ (261)	€ (175)
Credit Risk
Aging of Trade Receivables
Weighted Average Loss Rate	(3.30%)	(4.30%)
Gross Carrying Amount Not Credit-Impaired	€ 5,802	€ 5,647
Gross Carrying Amount Credit-Impaired	298	390
Allowance account for credit losses of financial assets	€ (203)	€ (261)
Credit Risk | Current
Aging of Trade Receivables
Weighted Average Loss Rate	(0.30%)	(1.00%)
Gross Carrying Amount Not Credit-Impaired	€ 4,036	€ 3,146
Gross Carrying Amount Credit-Impaired	2	10
Allowance account for credit losses of financial assets	€ (13)	€ (31)
Credit Risk | Past due 1 to 30 days
Aging of Trade Receivables
Weighted Average Loss Rate	(0.60%)	(1.00%)
Gross Carrying Amount Not Credit-Impaired	€ 770	€ 1,420
Gross Carrying Amount Credit-Impaired	51	80
Allowance account for credit losses of financial assets	€ (5)	€ (15)
Credit Risk | Overdue 30 to 90 days
Aging of Trade Receivables
Weighted Average Loss Rate	(1.50%)	(2.30%)
Gross Carrying Amount Not Credit-Impaired	€ 564	€ 582
Gross Carrying Amount Credit-Impaired	32	64
Allowance account for credit losses of financial assets	€ (9)	€ (15)
Credit Risk | Overdue more than 90 days
Aging of Trade Receivables
Weighted Average Loss Rate	(27.30%)	(27.20%)
Gross Carrying Amount Not Credit-Impaired	€ 432	€ 499
Gross Carrying Amount Credit-Impaired	213	236
Allowance account for credit losses of financial assets	€ (176)	€ (200)